Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 72,958,000.00
Total Fee Amount	10,075.50
Total Offset Amount	0.00
Net Fee	$ 10,075.50
Offering Table N/A
Offset Table N/A	N/A